Note 17 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of maturity analysis of operating lease payments [text block]
2020	$170,759
2021 and beyond	494,732
$665,491